Changes to Disclosures Reported in Prior Year's Consolidated Financial Statements	12 Months Ended
Mar. 31, 2018
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Changes to Disclosures Reported in Prior Year's Consolidated Financial Statements

34. The Group has made the following changes to some of its disclosures, as compared to those reported in prior year’s consolidated financial statements, none of which it believes are material:

a)	In Note 24, Equity as at March 31, 2017 has been recasted to include OCI reserves to conform to current year disclosure.

b)	In Note 23 (b) – Foreign exchange risk, carrying amounts of the Group’s financial assets and financial liabilities in different currencies as at March 31, 2017 has been disclosed instead of exposure to foreign currencies to conform to the current year presentation.

Additionally, certain balances for the year ended March 31, 2016 and March 31, 2017 have been regrouped/ reclassified by the Group to conform with current period’s presentation.